Investment Strategy - WisdomTree Physical AI, Humanoids, and Drones Fund	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to global companies involved in physical artificial intelligence (“Physical AI”) activities (“Physical AI Activities”). Physical AI refers to how artificial intelligence brings intelligence into the physical world, and Physical AI Activities include humanoid and collaborative robots, autonomous drones and vehicles, AI-enabled manufacturing systems, warehouse and supply chain automation, and intelligent machines across sectors such as healthcare, construction, agriculture, and defense. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Artificial Intelligence and Innovation Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, or the United States (collectively, the “Developed Countries”), or Brazil, Chile, China, Czech Republic, Hungary, Mexico, Poland, South Africa, South Korea, Taiwan, or Thailand (collectively, the “Emerging Market Countries”); (ii) have a minimum market capitalization of $200 million as of the Index screening date; and (iii) have a median daily dollar trading volume of at least $1 million for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. In the case of a company conducting its Primary Business Activities in China, it must be incorporated or domiciled in China, its shares must be listed on a stock exchange in a Developed Country or trade via Stock Connect, and it must meet the other Index eligibility criteria described above. Stock Connect is a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong.

Of these eligible companies, companies selected for inclusion in the Index must be involved in at least one of the categories of Physical AI Activities listed below.

1.	Humanoid Robotics: Companies developing humanoid or exoskeleton robots that replicate human movement, interaction, or assistive functions. This category includes designers of bipedal robots, service robots, and robotic components such as actuators, sensors, and embodied-AI systems enabling human-like capabilities.

2.	Drones/Autonomous Mobility: Companies involved in unmanned and autonomous vehicles operating in air, land, or sea. This category includes producers of drones, eVTOL aircraft, autonomous driving systems, and supporting hardware and software for self-navigating mobility.

3.	Next-Gen Factories (Smart Manufacturing): Companies advancing industrial automation and robotics within manufacturing. This category covers providers of robots, machine vision, control systems, and digital-factory software enabling autonomous, connected, and data-driven production environments.

4.	Next-Gen Logistics & Supply Chain Robotics: Companies providing robotic and automation solutions that streamline warehousing and distribution, including automated storage systems, mobile and guided robots, and AI-driven logistics software.

5.	Emerging Applications of Robotics: Companies applying robotics and AI to new or specialized sectors such as healthcare, agriculture, construction, and defense. This category includes manufacturers of medical, rehabilitation, inspection, and field-service robots expanding robotics beyond factory and logistics use.

Each category is assigned a Thematic Score that reflects its relative importance within the overall Physical AI framework. The Thematic Score is set at 3, 2, or 1, reflecting high, medium, or low significance of each category’s activities to the advancement of Physical AI, considering their technological maturity, market relevance, and growth potential. Each eligible company is then assigned a Relevancy Score based on the nature and significance of its Physical AI Activities, and, where such information is available, revenue derived from those Physical AI Activities. The Relevancy Score is set at 3, 2, or 1, reflecting high, medium, or low relevancy of the company’s involvement in Physical AI Activities and the significance of those Physical AI Activities to the progress of Physical AI. “Progress” in this context refers to the advancement of Physical AI technologies and systems through development, commercialization, deployment, integration, or adoption in real-world applications. Relevancy Scores are based on evidence of activity and economic relevance. A company’s contribution to the progress of Physical AI is measured by assessing the extent to which Physical AI Activities are a meaningful part of its business. This assessment is informed by:

■	nature of activities (whether the company directly develops, manufactures, or enables Physical AI systems or key components, as opposed to peripheral or indirect involvement);

■	significance of activities (the degree to which Physical AI Activities are core to the company’s strategy, product offerings, or competitive positioning); and

■	revenue exposure, where disclosed (the proportion of revenue attributable to Physical AI Activities, or qualitative disclosures indicating that such activities represent a material business line for the company).

Companies whose Physical AI Activities are central, ongoing, and commercially meaningful receive higher Relevancy Scores, while companies with limited, early-stage, or ancillary exposure receive lower Relevancy Scores.

Based on the Thematic and Relevancy scores, companies that are determined to be representative of the categories of Physical AI Activities described above are selected for inclusion in the Index. Although the number of constituents may vary, the Index Provider generally expects the Index to include a minimum of 25 constituents. If fewer than 25 companies are determined to be eligible for inclusion, companies with lower market capitalization and/or trading volumes may be selected as constituents until the minimum number of constituents is reached.

A company’s involvement in Physical AI Activities is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report or 10-K), earnings call transcripts, patent submissions, news and press releases, as well as via exposure to relevant industry classifications and/or revenue derived from Physical AI Activities. In determining whether a company is involved in Physical AI Activities and the extent of such involvement, WisdomTree expects to rely on publicly available information and analyses of such information performed by third-party data providers.

In constituting the Index, each company is initially equally weighted, with subsequent Thematic and Relevancy adjustments applied to adjust the weight of securities with higher and lower Thematic and Relevancy Scores. At each rebalance, the weight of any constituent company generally is capped at 10% and constituents’ aggregate exposure to a single country (excluding the United States) is capped at 25%. Each company’s weighting may be further adjusted at each rebalance to implement additional individual and collective weight caps and liquidity adjustments described in the index methodology.

The Index is reconstituted and/or rebalanced on a quarterly basis. During an intra-rebalance period, the Index may include constituents that no longer meet the Index’s eligibility criteria described above.

Common stocks, real estate investment trusts, tracking stocks, holding companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) are eligible for inclusion in the Index.

The Adviser currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology, to identify the extent of the Fund’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology, Industrials, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index. The Fund expects to concentrate its investments in companies in Capital Goods industries.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in Japan and the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology, Industrials, and Consumer Discretionary Sectors.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index. The Fund expects to concentrate its investments in companies in Capital Goods industries.Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in Japan and the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).